Convertible Note Agreement (Formerly Line of Credit Agreement)	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Convertible Note Agreement (Formerly Line of Credit Agreement)

NOTE 3 - Convertible Note Agreement (Formerly Line of Credit Agreement)

On May 29, 2009, the Company entered into a Credit Enhancement and Financing Security Agreement with the Company’s largest principal stockholder. In connection with this agreement the Company executed a Revolving Promissory Note which permits the Company to borrow up to $2,500,000. Interest, at an annual rate of 5%, is due monthly on the 20th day of each month which commenced on July 20, 2009.

In May 2010, the Lender extended the due date of the line of credit to May 2011. Additionally, the Company may be compelled to pay the outstanding principal balance earlier during which it will not be permitted to borrow any sums for a period of 30 consecutive days.

In February 2011, the Company renegotiated the Line of Credit Agreement with its largest principal stockholder (the Lender). As part of the renegotiation, the Company issued 892,857 shares of the Company’s common stock and five-year warrants to purchase 1,000,000 shares of the Company’s common stock at an exercise price of $1.25 per share in exchange for a $1,000,000 reduction in the principal amount of the Line of Credit. In addition, the remaining principal amount due under the line of credit of $1,497,483 was replaced by a five-year convertible note of the same amount, convertible at $1.12 per share (fair market value on transaction date based upon the quoted trading price) and bearing annual interest of 5%, due in February 2016. As an inducement for the Lender to enter into the convertible note agreement, the Company granted the Lender five-year warrants to purchase 300,000 shares of the Company’s common stock at an exercise price of $1.75 per share. As of December 31, 2011, accrued interest related to this convertible note amounted to $64,566. Total interest expense on the convertible note amounted to $37,438 for the six months ended December 31, 2011. (See Note 8).

6 CONVERTIBLE NOTE AGREEMENT (Formerly Line of Credit Agreement)

On May 29, 2009, the Company entered into a Credit Enhancement and Financing Security Agreement with the Company’s largest principal stockholder. In connection with this agreement the Company executed a Revolving Promissory Note which permits the Company to borrow up to $2,500,000. Interest, at an annual rate of 5%, is due monthly on the 20th day of each month which commenced on July 20, 2009.

On May 20, 2010, the Company and its largest stockholder entered into a one year extension of the $2.5 million line of credit agreement.  In exchange for the one year extension, the Company gave its largest stockholder, 150,000 shares of common stock, two year warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $1.50 per share and a cash payment of $60,000.  The Company has recorded the value of the shares, warrants and cash given as a debt issuance costs and was amortized over the one year period of the extension (See Note 7).   The value of the shares issued was calculated to be $150,000 based upon the current price of private placement transactions, $1.00, and the warrants issued were valued at $59,865 using the  Black-Scholes option pricing model using a volatility of 98.66%, an expected term of 2 years and a discount rate of 0.76%.

In February 2011, the Company renegotiated the Line of Credit Agreement with its largest principal stockholder (the Lender). As part of the renegotiation, the Company issued 892,857 shares of the Company’s common stock and five-year warrants to purchase 1,000,000 shares of the Company’s common stock at an exercise price of $1.25 per share in exchange for a $1,000,000 reduction in the principal amount of the Line of Credit. In addition, the remaining principal amount due under the line of credit of $1,497,483 was replaced by a five-year convertible note of the same amount, convertible at $1.12 per share (fair market value on transaction date based upon the quoted trading price) and bearing annual interest of 5%, due on the maturity date of the note. As an inducement for the Lender to enter into the convertible note agreement, the Company granted the Lender five-year warrants to purchase 300,000 shares of the Company’s common stock at an exercise price of $1.75 per share. This debt modification was treated as a debt extinguishment for accounting purposes as a substantive conversion feature was added to the new debt. The fair market value of the common stock and warrants issued to reduce the debt amount by $1,000,000 varied from the value of the Company’s recent private placements and accordingly, the Company recorded a loss on extinguishment of $84,500. In addition, the 300,000 warrants issued in connection with the convertible note were valued using the Black-Scholes option pricing model and the fair market value of the warrants, $182,890, was considered a fee attributed to the old debt in accordance with ASC 470-50-40-17 and was also recorded as a loss on extinguishment of debt. Interest accrued on the convertible note during the year ended June 30, 2011 and outstanding as of June 30, 2011 amounted to $27,130. Total interest expense on the previous line of credit, including amortization of debt issuance costs, amounted to $277,199 for the year ended June 30, 2011.